TAXES ON INCOME - (Narrative) (Details) € in Millions, ₪ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2025 EUR (€)	Jan. 31, 2023 ILS (₪)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 15, 2025 ILS (₪)	Jul. 15, 2025 USD ($)	Jan. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate					23.00%	23.00%
Undistributed earnings of foreign subsidiaries						$ 639.5
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries						102.0
Uncertain tax positions interest expense						(41.3)	$ 2.4	$ 12.6
Uncertain tax positions accrued interest						33.7	75.0
Unrecognized tax benefit						$ 20.2	$ 18.3
Special preferred technological enterprise | ₪					₪ 10,000.0
Reduced tax rate of preferred technological income					6.00%	6.00%
Global minimum tax rate	15.00%			15.00%
Annual global turnover | €	€ 750			€ 750
Unrecognized tax benefit liability						$ 50.9
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate					15.00%	15.00%
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate					20.00%	20.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward						$ 18.3
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward						$ 27.7
Operating loss carry forward expiration years					2035	2035
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward						$ 30.3
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years					2025	2025
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years					2042	2042
Tax Year 2016 Through 2019 [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Aggregate amount of taxes Payable		₪ 536.0							₪ 223.2	$ 66.0	$ 158.0
payment related to timing differences		476.0	$ 140.0
Tax Assessment For The 2020 Tax Year [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Aggregate amount of taxes Payable		94.0									$ 28.0
payment related to timing differences		₪ 106.0	$ 31.0
Tax 2016–2020 Year [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Aggregate amount of taxes Payable									₪ 223.2	$ 66.0
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Corporate tax rate					12.00%	12.00%